Note Net income per common share (Computation of net income (loss) per common share ("EPS"), basic and diluted) (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share, Basic and Diluted [Abstract]
Income (loss) from continuing operations	$ 107,681	$ 215,556	$ 893,997
Income from discontinued operations, net of tax	0	1,135	1,347
Preferred stock dividends	(3,723)	(3,723)	(3,723)
Net income (loss) applicable to common stock	$ 103,958	$ 212,968	$ 891,621
Average common shares outstanding	101,966,429	103,275,264	102,967,186
Average potential dilutive common shares	78,907	102,019	157,123
Average common shares outstanding - assuming dilution	102,045,336	103,377,283	103,124,309
Net income from continuing operations - Basic	$ 1.02	$ 2.05	$ 8.65
Net income from discontinued operations - Basic	0	0.01	0.01
Net Income per Common Share - Basic	1.02	2.06	8.66
Net income from continuing operations - Diluted	1.02	2.05	8.64
Net income from discontinued operations - Diluted	0	0.01	0.01
Net Income per Common Share - Diluted	$ 1.02	$ 2.06	$ 8.65